SUPPLEMENT DATED SEPTEMBER 29, 2010

FIRST INVESTORS INCOME FUNDS AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2010

1.
The information related to John Ingallinera and Wendy L. Nickerson for the Fund For Income under the heading “Portfolio Manager” on page 15 is deleted and the entire section is replaced with the following:

Portfolio Manager: The Fund has been managed by Muzinich since 2009, by a team of investment professionals who have active roles in managing the Fund.  Dennis V. Dowden and Clinton Comeaux have served as Portfolio Managers of the Fund since 2009 and Bryan Petermann has served as Portfolio Manager of the Fund since September 2010.

2.
The information related to John Ingallinera and Wendy L. Nickerson under the “Fund Management In Greater Detail” section in the second full paragraph on page 90 is deleted and the entire paragraph is replaced with the following:

The Fund is managed by a team of investment professionals who have active roles in managing the Fund, including the following: Dennis V. Dowden, Portfolio Manager, who joined Muzinich in 2001 and prior thereto was Director of high yield research at ABN AMRO, Inc. (1999-2001); Clinton Comeaux, Portfolio Manager, who joined Muzinich in 2006 and prior thereto was a research analyst at WR Huff Asset Management (2004-2006); and Bryan Petermann, Portfolio Manager, who joined Muzinich in September 2010 and prior thereto served as Managing Director, Head of High Yield, at Pinebridge Investments (f/k/a AIG Investments), for the last 5 years of his tenure, (2000-2010). Each investment professional has served as a Portfolio Manager of the Fund since 2009, except for Mr. Petermann who has served as Portfolio Manager since September 2010. The same team of investment professionals also manages another First Investors Fund.

IEP0910

SUPPLEMENT DATED SEPTEMBER 29, 2010

FIRST INVESTORS INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 31, 2010

1.    The information related to John Ingallinera and Wendy L. Nickerson for the Fund for Income in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by  Portfolio Managers for Fiscal Year Ended September 30, 2009” on page I-10 is deleted and supplemented with the following:

A.    Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 20091

Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
Muzinich’s Portfolio Managers:
Bryan Petermann: Fund For Income	Other Registered Investment Companies	1	$69	0	$0
	Other Pooled Investment Vehicles	21	$3,881	4	$464
	Other Accounts	13	$1005	4	$213

1 On September 27, 2010, Bryan Petermann began serving as a Portfolio Manager of the Fund and the chart above reflects the most recent available information as of August 31, 2010.

2.        The information related to John Ingallinera and Wendy L. Nickerson for the Fund For Income in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2009” on page I-13 is deleted and supplemented with the following:

D.       Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 20092

Muzinich’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Bryan Petermann	Fund for Income	None

2 The information for Bryan Petermann is as of September 28, 2010.

IFSAI0910